CONTINGENT LIABILITIES AND COMMITMENTS - Additional Information (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)
Disclosure of contingent liabilities [line items]
Provision	£ 688			£ 627
Customer remediation- interest refund
Disclosure of contingent liabilities [line items]
Provision	461
Minimum
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | €		€ 1,000
Maximum
Disclosure of contingent liabilities [line items]
Santander UK liability under indemnity cap | €			€ 40
Maximum | Customer remediation- interest refund
Disclosure of contingent liabilities [line items]
Provision	646
AXA France | Litigation and other regulatory
Disclosure of contingent liabilities [line items]
Amount claimed by other party	528
UK&I Banks
Disclosure of contingent liabilities [line items]
Preferred stock issued, threshold value	£ 0